Note 9 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

	2014	%	2013	%	2012	%
United States	$298,338	69	$257,038	66	$239,153	64
Foreign countries	136,587	31	134,627	34	136,538	36
Total	$434,925	100	$391,665	100	$375,691	100

Schedule of Segment Reporting Information, by Segment [Table Text Block]

	2014	2013	2012
Pumps and pump systems	$379,626	$336,779	$318,235
Repairs of pumps and pump systems and other	55,299	54,886	57,456
Total	$434,925	$391,665	$375,691